SCHEDULE OF MAJOR CUSTOMER BREAKDOWN OF COMPANY’S REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 1,292	$ 110	$ 2,660	$ 1,087	$ 3,033	$ 665
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues					2,977	538
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues						$ 65